Schedule of Promissory Notes Outstanding Interest Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Short-Term Debt [Line Items]
Accretion expense	$ 118,388		$ 359,267
Repayment	(1,825,920)		(158,094)
Promissory Notes Payable [Member]
Short-Term Debt [Line Items]
Beginning Balance	248,478
Proceeds on issuance			300,000
Warrant valuation			(206,523)
Accretion expense	51,522		155,001
Debt settlement	(189,342)
Repayment	(110,658)
Ending Balance			$ 248,478